Allowance for Finance Receivable Losses	12 Months Ended
Dec. 31, 2015
Loans and Leases Receivable, Allowance [Abstract]
Allowance for Finance Receivable Losses
Allowance for Finance Receivable Losses

Changes in the allowance for finance receivable losses by finance receivable type were as follows:

(dollars in millions)	Personal Loans	SpringCastle Portfolio	Real Estate Loans	Retail Sales Finance	Consolidated Total

Year Ended December 31, 2015
Balance at beginning of period	$130	$3	$46	$1	$180
Provision for finance receivable losses	257	67	13	2	339
Charge-offs	(250)	(78)	(18)	(3)	(349)
Recoveries	37	12	5	1	55
Reduction in the carrying value of personal loans transferred to finance receivables held for sale (a)	(1)	—	—	—	(1)
Balance at end of period	$173	$4	$46	$1	$224

Year Ended December 31, 2014
Balance at beginning of period	$94	$—	$330	$2	$426
Provision for finance receivable losses	203	36	110	3	352
Charge-offs (b)	(192)	(39)	(61)	(5)	(297)
Recoveries (c)	25	5	6	1	37
Reduction in the carrying value of real estate loans transferred to finance receivables held for sale (d)	—	—	(339)	—	(339)
Allowance for SpringCastle Portfolio contributed to SFC	—	1	—	—	1
Balance at end of period	$130	$3	$46	$1	$180

Year Ended December 31, 2013
Balance at beginning of period	$67	$—	$190	$2	$259
Provision for finance receivable losses	130	—	242	(1)	371
Charge-offs (e)	(149)	—	(117)	(9)	(275)
Recoveries (f)	47	—	15	10	72
Transfers to finance receivables held for sale (g)	(1)	—	—	—	(1)
Balance at end of period	$94	$—	$330	$2	$426

(a)
During 2015, we reduced the carrying value of certain personal loans to $608 million as a result of the transfer of these finance receivables from finance receivables held for investment to finance receivables held for sale due to management’s intent to no longer hold these finance receivables for the foreseeable future.

(b)	Charge-offs during 2014 included a $4 million reduction related to a change in recognizing charge-offs of unsecured loans of customers in bankruptcy status effective mid-November 2014.

(c)	Recoveries during 2014 included $2 million of real estate loan recoveries resulting from a sale of previously charged-off real estate loans in March 2014.

(d)
During 2014, we reduced the carrying value of certain real estate loans to $6.6 billion as a result of the transfer of these loans from finance receivables held for investment to finance receivables held for sale due to management’s intent to no longer hold these finance receivables for the foreseeable future.

(e)
Effective March 31, 2013, we charge off to the allowance for finance receivable losses personal loans that are 180 days past due. Previously, we charged-off to the allowance for finance receivable losses personal loans on which payments received in the prior six months totaled less than 5% of the original loan amount. As a result of this change, we recorded $13 million of additional charge-offs in March 2013.

(f)
Recoveries in 2013 included $37 million ($23 million of personal loan recoveries, $9 million of real estate loan recoveries, and $5 million of retail sales finance recoveries) resulting from a sale of previously charged-off finance receivables in June 2013, net of a $4 million adjustment for the subsequent buyback of certain finance receivables.

(g)
During the fourth quarter of 2013, we decreased the allowance for finance receivable losses as a result of the transfer of $18 million of personal loans of our lending operations in Puerto Rico from finance receivables held for investment to finance receivables held for sale due to management’s intent to no longer hold these finance receivables for the foreseeable future.

Included in the allowance for finance receivable losses are allowances associated with securitizations that totaled $128 million at December 31, 2015 and $72 million at December 31, 2014. See Note 13 for further discussion regarding our securitization transactions.

The allowance for finance receivable losses and net finance receivables by type and by impairment method were as follows:

(dollars in millions)	Personal Loans	SpringCastle Portfolio	Real Estate Loans	Retail Sales Finance	Total

December 31, 2015
Allowance for finance receivable losses for finance receivables:
Collectively evaluated for impairment	$164	$—	$—	$1	$165
Acquired with deteriorated credit quality (purchased credit impaired finance receivables)	—	—	12	—	12
Individually evaluated for impairment (TDR finance receivables)	9	4	34	—	47
Total	$173	$4	$46	$1	$224

Finance receivables:
Collectively evaluated for impairment	$4,271	$1,340	$387	$23	$6,021
Purchased credit impaired finance receivables	—	350	42	—	392
TDR finance receivables	29	13	109	—	151
Total	$4,300	$1,703	$538	$23	$6,564

Allowance for finance receivable losses as a percentage of finance receivables	4.01%	0.25%	8.72%	3.46%	3.42%

December 31, 2014
Allowance for finance receivable losses for finance receivables:
Collectively evaluated for impairment	$129	$—	$3	$1	$133
Purchased credit impaired finance receivables	—	—	11	—	11
TDR finance receivables	1	3	32	—	36
Total	$130	$3	$46	$1	$180

Finance receivables:
Collectively evaluated for impairment	$3,778	$1,629	$490	$48	$5,945
Purchased credit impaired finance receivables	—	452	44	—	496
TDR finance receivables	22	10	105	—	137
Total	$3,800	$2,091	$639	$48	$6,578

Allowance for finance receivable losses as a percentage of finance receivables	3.44%	0.13%	7.27%	1.56%	2.74%

See Note 3 for additional information on the determination of the allowance for finance receivable losses.